Income Tax - Reconciliation between Actual Income Tax Expense/ (Credit) and Calculated Tax Based On Accounting loss at Applicable Income Tax Rates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation between actual tax expense and calculated tax based on accounting profit at applicable tax rates [abstract]
Loss before income tax	¥ (31,550)	¥ (13,910)	¥ (15,195)
Notional tax on loss before taxation, calculated at the rates applicable to loss in the tax jurisdictions concerned (Note 16(a))	(7,678)	(3,380)	(3,667)
Non-deductible expenses	90	96	102
Share of results of associates and joint ventures and other non-taxable income	(76)	(70)	111
Unused tax losses and deductible temporary differences for which no deferred tax assets were recognized	6,956	489	80
Reversal of tax losses recognized as deferred tax assets in prior years	2,916	0	0
Utilization of unused tax losses and deductible temporary differences for which no deferred tax assets were recognized in prior years	(1)	(32)	(8)
(Over)/ under-provision in prior year	(2)	35	48
Super deduction of research and development expenses	(39)	(32)	(34)
Income tax expense/ (credit)	¥ 2,166	¥ (2,894)	¥ (3,368)